Warrants	12 Months Ended
Dec. 31, 2013
Warrants
Warrants

NOTE 9 – WARRANTS

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding January 1, 2012	4,182,261	$0.45	4.77	-
Exercisable January 1, 2012	4,182,261	$0.45	4.77	-
Granted	418,470	$0.45	5.00
Exercised	-
Forfeited/Cancelled	(906,760)	$0.45
Outstanding December 31, 2012	3,693,971	$0.45	4.81	-
Exercisable December 31, 2012	3,693,971	$0.45	4.81	-
Granted	-
Exercised	-
Forfeited/Cancelled	(298,138)	$0.45
Outstanding December 31, 2013	3,395,833	$0.45	5.28	-
Exercisable December 31, 2013	3,395,833	$0.45	5.28	-

Under ASC No. 718, the Company estimates the fair value of warrants granted on each grant date using the Black-Scholes option valuation model. The fair value of warrants issued with debt is recorded as a debt discount and amortized over the life of the debt.

The range of fair value assumptions related to warrants outstanding as of December 31, 2013 and 2012, were as follows:

	2013	2012
Dividend yield	0.0%	0.0%
Risk-free rate	0.62% - 4.59%	0.62% - 4.59%
Expected volatility	108% - 167%	108% - 167%
Expected term	2.5 - 10.0 years	2.5 - 10.0 years

The expected volatility was calculated based on the historical volatilities of publicly traded peer companies, determined by the Company. The risk free interest rate used was based on the U.S. Treasury constant maturity rate in effect at the time of grant for the expected term of the warrants to be valued. The expected dividend yield was zero, as the Company does not anticipate paying a dividend within the relevant time frame. The expected warrant term is the life of the warrant.